Cover Page Document	Jun. 01, 2022
Cover [Abstract]
Entity Central Index Key	0001694426
Title of 12(b) Security	Common Stock, $0.01 par value
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	Jun. 01, 2022
Document Type	8-K/A
Entity Registrant Name	DELEK US HOLDINGS, INC.
City Area Code	615
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DK
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	On June 1, 2022, DKL Delaware Gathering, LLC, a subsidiary of Delek Logistics Partners, LP (the “Partnership”), completed the acquisition (the “3 Bear Acquisition”) of 100% of the limited liability company interests in 3 Bear Delaware Holding – NM, LLC (“3 Bear”). Delek US Holdings, Inc. (the “Company”) owns the general partner and approximately 78.9% of the outstanding limited partner units of the Partnership.This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 2, 2022 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of 3 Bear and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged